OTHER RECEIVABLES AND PREPAID EXPENSES (Narrative) (Details) (Optenet [Member]) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended
	Jan. 02, 2014 EUR (€)	Dec. 31, 2014 Non-current other assets [Member] USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted	€ 2,000	$ 1,215
Quarterly loan payment amount	€ 125
Description of variable rate basis	Eurobor
Basis spread on variable rate	5.00%